Condensed Financial Information of the Parent Company - Schedule of Statements of Operations and Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Statements of Operations and Comprehensive Income [Line Items]
Revenue	$ 1,549,954	$ 200,000
Cost of revenue	(638,922)	(58,096)
Gross profit	911,032	141,904
Operating expenses:
Selling & Distribution expense	(767,750)
General and administrative expenses	(5,894,435)	(2,968,246)	(611,474)
Research and development expenses	(2,692,716)	(3,825,000)
Total operating expenses	(9,354,901)	(6,793,246)	(611,474)
Loss from operations	(8,443,869)	(6,651,342)	(611,474)
Other (expenses) income:
Interest income	1,183	180,648
Issuance costs allocated to warrant liability	(30,319)	(823,846)
Change in fair value of warrant liability	(4,203,405)	6,827,034
Gain on extinguishment of warrant liability	5,002,010
Loss on issuance of warrant liability	(22,339,159)
Other income, net		20,589
Total other (expense) income, net	(21,569,690)	6,204,425
Equity income in subsidiaries	2,267,360	12,584,269	7,163,312
Net income	(19,302,330)	12,137,352	6,551,838
Comprehensive (loss) income	$ (19,302,330)	$ 12,137,352	$ 6,551,838